Overview and basis of presentation (Details) € in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 23, 2022 USD ($) shares	Jul. 31, 2021 shares	Dec. 31, 2024 USD ($) market shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€) market
Disclosure of classes of share capital [line items]
Number of markets | market			27			27
Proceeds from issuance of share capital and other contributed capital | $	$ 1,417,973		$ 0	$ 0	$ 1,417,973
Acquisition related costs | $	$ 97,953
Current net defined benefit liability | $			2,442,607
Net loss | $			(2,049,897)	(1,181,875)	(479,017)
Cash used for operating activities | $			(991,209)	(1,893,841)	(1,080,951)
Cash used for investing activities | $			(412,562)	$ (417,619)	$ (709,044)
Minimum | Non Current Liabilities | Syndicated loans from banks
Disclosure of classes of share capital [line items]
Debt instruments held | €						€ 400,000
Maximum | Non Current Liabilities | Syndicated loans from banks
Disclosure of classes of share capital [line items]
Debt instruments held | $			$ 5,500,000
Class A Shares
Disclosure of classes of share capital [line items]
Issuance of Volvo Cars preference shares (in shares)			58,882,610
Class A Shares
Disclosure of classes of share capital [line items]
Shares issued to convertible note holders (in shares)	4,306,466	4,306,466,000
Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of classes of share capital [line items]
Shares issued to convertible note holders (in shares)	4,306,466
Number of shares issued (in shares)	294,877,349
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	1,642,233,575
Polestar Automotive Holding Limited ("Former Parent") | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture			81.80%	88.30%	89.21%
External Investors | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture			18.20%	11.70%	10.79%
Gores Guggenheim, Inc.
Disclosure of classes of share capital [line items]
Proceeds from issuance of share capital and other contributed capital | $	$ 638,197
Acquisition related costs | $	$ 59,050
Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of classes of share capital [line items]
Stock per unit outstanding (in shares)	1
Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent") | Gores Guggenheim Class A Common Stock Exchanged For Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	63,734,797
Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent") | Gores Guggenheim Class F Common Stock Exchanged For Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	18,459,165
Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent") | Gores Guggenheim Public Warrants Exchanged For Class C-1 Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	15,999,965
Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent") | Gores Guggenheim Private Warrants Exchanged For Class C-2 Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	9,000,000
Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent") | Gores Guggenheim Public Warrants
Disclosure of classes of share capital [line items]
Stock per unit outstanding (in shares)	0.20
Third-Party Investors | Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	25,423,445
Volvo Cars | Class A Shares
Disclosure of classes of share capital [line items]
Proceeds from issuance of share capital and other contributed capital | $	$ 588,826
Volvo Cars | Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of classes of share capital [line items]
Issuance of Volvo Cars preference shares (in shares)	58,882,610,000
Volvo Cars | Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	1,117,390
Third-Party Investors And Volvo Cars | Class A Shares
Disclosure of classes of share capital [line items]
Proceeds from issuance of share capital and other contributed capital | $	$ 250,000
Third-Party Investors And Volvo Cars | Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	26,540,835